Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Property and equipment	¥ 1,454,031	¥ 1,250,612
Leasehold improvements	149,551	470,600
Total	¥ 1,603,582	¥ 1,721,212